MERGER WITH FRONTLINE 2012 (Details) - USD ($) $ in Millions	Dec. 16, 2016	Dec. 31, 2015	Nov. 30, 2015	Nov. 29, 2015
Business Acquisition [Line Items]
Share exchange ratio in reverse acquisition			2.55
Percentage ownership of common stock outstanding				13.00%
Frontline 2012 Ltd [Member]
Business Acquisition [Line Items]
Percentage ownership of Frontline 2012 common stock outstanding				59.00%
Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding				28.00%
Percentage ownership of Ship Finance common stock outstanding				37.00%
Hemen [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding	48.40%
Reverse acquisition [Member]
Business Acquisition [Line Items]
Number of shares held by existing shareholders to qualify for reverse acquisition			1
Share exchange ratio in reverse acquisition			2.55
Common stock, shares, issued as merger consideration			583,600,000
Common stock, shares, outstanding in Frontline 2012 prior to reverse acquisition and reverse stock split		249,100,000	249,100,000
Treasury stock (in shares)			$ 6.8
Common stock, shares, outstanding that the Company owns in Frontline 2012 prior to merger		13,460,000	13,460,000
Percentage ownership of merged entity from existing shareholders of Frontline			25.40%
Percentage ownership of merged entity from existing shareholders of Frontline 2012			74.60%
Minimum percentage of shareholders voting in favor required for approval of the merger			50.00%
Reverse acquisition [Member] | Frontline 2012 Ltd [Member]
Business Acquisition [Line Items]
Minimum percentage of shareholders voting in favor required for approval of the merger			75.00%
Reverse acquisition [Member] | Ship Finance International Limited [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding			7.00%
Reverse acquisition [Member] | Hemen [Member]
Business Acquisition [Line Items]
Percentage ownership of common stock outstanding			51.70%